Acquisition and sale of businesses and brands and purchase of non-controlling interests - Prior year acquisitions (Details) € in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 10, 2023 USD ($)	Mar. 10, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 29	$ 0	$ 373
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash transferred			112
Don Papa rum
Disclosure of detailed information about business combination [line items]
Cash transferred				$ 261	€ 246
Don Papa rum | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration				189	178
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	22	0	5
Deferred consideration payable | Don Papa rum
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable				4	4
Contingent consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	$ 12	$ 0	$ 92
Contingent consideration payable | Don Papa rum
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable				$ 87	€ 82